Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 3,735,995			$ 5,932,433
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank		€ 1,556,444	$ 10,023,299		€ 2,163,426	$ 7,788,802
Trade and other receivables		3,740,827	85,555		2,541,056
Trade and other payables		€ (1,267,647)	$ (921,843)		€ (315,485)	$ (1,226,364)